Restructuring, Repositioning, And Efficiency (Narrative) (Details) (USD $)	12 Months Ended					69 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Net costs (income) recognized, related to restructuring, repositioning, and efficiency activities	$ 24,900,000	$ 26,900,000		$ 17,200,000
Exit costs	23,100,000	18,600,000		9,500,000
Goodwill, Impairment		10,100,000	[1],[2]	3,348,000	[1],[2]
Other asset impairment charges						40,504,000
Fhn [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other employee costs	22,900,000	16,600,000		5,600,000
Other asset impairment charges	2,600,000	9,000,000		4,100,000
Fhi [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment		10,100,000
Msaver [Member]
Restructuring Cost and Reserve [Line Items]
ProceedsFromDivestitureOfBusiness		9,400,000
FTN Equity Capital Markets [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment				3,300,000
Lease abandonment expense				$ 2,300,000

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.